Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax at statutory rate	$ (4,760)	$ 3,318
State income taxes, net of federal benefits	(2,076)	(1,853)
Change in valuation allowance	7,726	8,515
Uncertain tax positions	586	569
Gain on change in fair value of earn-out liability	(2,546)	(10,271)
Permanent differences and other	281	636
Transaction Costs	244	0
Capitalized R&D	3,381	510
LWAC net operating loss	(1,370)
Credits	(1,466)	(1,424)
Income tax expense (benefit)	$ 0	$ 0